Selling and Marketing Expenses - Schedule of Selling and Marketing Expenses (Details) - Selling and Marketing Expense [Member]	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Schedule of Selling and Marketing Expenses [Line Items]
Staff costs	$ 4,110,994	$ 528,181	$ 4,134,865	$ 3,616,336
Transportation costs	4,973,428	638,987	4,664,304	3,462,227
Custom expense	637,671	81,928	690,494	435,889
Marketing and promotion expenses	6,802,764	874,020	3,857,233	116,829
Others	1,274,897	163,800	590,379	185,985
Selling and marketing expenses, total	$ 17,799,754	$ 2,286,916	$ 13,937,275	$ 7,817,266